PREPAYMENTS AND OTHER RECEIVABLES (Summary of Prepayments and Other Current Assets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
PREPAYMENTS AND OTHER RECEIVABLES
Receivables from third party payment service providers	$ 743	¥ 5,172	¥ 9,730	¥ 11,018
Interest receivables	180	1,255	540	718
Deposit for share repurchase	0	0		13,318
Deferred sponsorship and advertising expenses	20	139	1,019	1,993
Prepaid Insurance	31	218	3,740	5,344
Deferred expense	335	2,332	10,608	13,702
Receivables for disposal of long-term investments	73	510	4,332	9,322
Deductible value-added input tax	1,667	11,602	12,585	12,611
Others	1,300	9,052	22,644	23,551
Deposits receivable from merchants	$ 4,349	¥ 30,280	¥ 65,198	¥ 91,577